UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—June 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Ultra-Short Bond ETF ETF Shares - VUSB

Vanguard Ultra-Short Bond ETF

ETF Shares (VUSB) CBOE BZK Exchange, Inc.

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Ultra-Short Bond ETF (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Corporate Bonds	63.4%
Asset-Backed/Commercial Mortgage-Backed Securities	26.1%
Sovereign Bonds	1.8%
Other Assets and Liabilities—NetFootnote Reference	8.7%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$4,310
Number of Portfolio Holdings	699
Portfolio Turnover Rate	35%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR931

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2024
Vanguard Ultra-Short Bond ETF

Contents
Financial Statements	1

Ultra-Short Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (26.1%)
[1]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	2,176	2,152
[1]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	1,990	1,995
[1]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/28	6,430	6,414
[1,2]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	3,240	3,243
[1,2]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/32	1,010	1,010
[1,2]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	670	670
[1,2]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	670	670
[1,2]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	370	370
[1]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	9,350	9,183
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	11,420	11,214
[1]	AmeriCredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	7,583	7,600
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	4,850	4,858
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	4,000	4,018
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/29	8,590	8,603
[1]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	2,200	2,174
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	146	146
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	1,718	1,714
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	4,990	5,009
[1,2]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/32	3,020	3,009
[1,2]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/33	2,260	2,261
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	500	491
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-3A	2.360%	3/20/26	8,390	8,238
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	4,640	4,494
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/27	2,790	2,649
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	480	477
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class CN Series 2022-5A	6.240%	4/20/27	150	149
[1]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	11,560	11,353
[1]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	4,480	4,463
[1,2]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	5,176	5,179
[1,2]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	5,130	5,140
[1,2]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	5,220	5,260
[1,2]	Bank of America Auto Trust Class A3 Series 2024-1A	5.350%	11/15/28	3,480	3,490
[1,2]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	1,350	1,348
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	7,700	7,735
[1]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	11,090	11,030
[1]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	2,644	2,609
[1]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	2,770	2,779
[1]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	1,500	1,492
[1]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	1,181	1,161
[1]	Capital One Prime Auto Receivables Trust Class A2A Series 2022-2	3.740%	9/15/25	142	142
[1]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/27	2,370	2,365
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	817	806
[1]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	6,240	6,211
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	953	940
[1,2]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	1,760	1,774
[1,2]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	5,707	5,714
[1,2]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/29	3,290	3,288
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	2,098	2,097
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	5,374	5,406
[1,2]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	3,023	3,022
[1]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	5,630	5,624
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	4,510	4,530
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	7,500	7,547
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/28	7,540	7,517
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/28	8,460	8,458
[1]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	873	872
[1]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	6,160	6,167
[1]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/27	3,760	3,748
[1]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	4,348	4,255
[1,2]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	6,666	6,676
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	5,590	5,593

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	2,540	2,546
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/29	7,120	7,171
[1,2]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/30	1,390	1,393
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	7,500	7,472
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	14,695	14,420
[1,2]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	1,705	1,707
[1,2]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	1,157	1,154
[1,2]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/27	1,390	1,391
[1,2]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	2,693	2,694
[1,2]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/26	3,190	3,182
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	210	209
[1,2]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/27	2,810	2,790
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	1,500	1,487
[1]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/28	8,460	8,438
[1]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	4,060	4,042
[1,2]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	1,729	1,730
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	541	535
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	3,708	3,701
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	3,447	3,447
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	6,400	6,472
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	2,090	2,084
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/26	3,090	3,098
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR30A + 0.900%	6.235%	11/25/41	560	560
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	6.324%	5/25/44	1,890	1,893
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	7.035%	7/25/43	939	947
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R08, SOFR30A + 1.500%	6.835%	10/25/43	2,424	2,439
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	6.385%	1/25/44	7,118	7,124
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	6.435%	2/25/44	1,241	1,242
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.285%	9/25/43	2,966	2,988
[1]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	13,130	13,163
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	91	91
[1]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	9,630	9,669
[1]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/27	8,110	8,078
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	154	154
[1]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	870	876
[1]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/27	720	717
[1]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	3,360	3,395
[1]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	3,190	3,180
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	1,250	1,245
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	6,770	6,678
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	13,550	13,248
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	15,900	15,017
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	3,580	3,547
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	3,580	3,577
[1,2]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,545
[1,2]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	2,930
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	13,980	13,256
[1,2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	16,110	16,002
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	6.135%	10/25/41	472	471
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2023-HQA3, SOFR30A + 1.850%	7.185%	11/25/43	1,926	1,952
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	6.685%	2/25/44	6,037	6,059
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	6.535%	5/25/44	6,095	6,104
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	6.585%	3/25/44	2,837	2,847
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	3,500	3,492
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	2,500	2,491
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	4,500	4,497
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	8,430	8,389
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	670	667
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	2,750	2,753
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/28	3,270	3,280
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	1,750	1,742
[1]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	2,020	2,033
[1]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	3,500	3,498
[1]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	1,720	1,729
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	380	381
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/28	2,740	2,723
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/28	3,150	3,154
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/28	1,330	1,334
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2, Series 2024-1	5.320%	8/17/26	5,830	5,817
[1,2]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/27	3,510	3,511

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Harley-Davidson Motorcycle Trust Class A2 Series 2023-B	5.920%	12/15/26	5,250	5,257
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	987	987
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	692	683
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/29	7,220	7,251
[1,2]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	9,130	8,934
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	3,500	3,485
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	2,640	2,625
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	12,000	12,031
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	3,470	3,501
[1]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	5,280	5,283
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	10,460	10,488
[1,2]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	4,350	4,361
[1,2]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	1,262	1,255
[1,2]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	1,420	1,428
[1,2]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/31	6,690	6,663
[1,2]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/31	2,090	2,088
[1,2]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/31	1,370	1,363
[1,2]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	1,160	1,159
[1,2]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	1,930	1,917
[1,2]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/29	5,640	5,624
[1,2]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	2,700	2,700
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	4,280	4,267
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/27	1,640	1,633
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/27	7,750	7,767
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	12,230	12,155
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	3,040	3,026
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/28	1,550	1,553
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	2,100	2,105
[1]	Hyundai Auto Receivables Trust Class A2A Series 2023-C	5.800%	1/15/27	7,826	7,836
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	3,600	3,568
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	2,330	2,337
[1]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	4,000	3,982
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	370	365
[1,2]	Kubota Credit Owner Trust Class A2 Series 2022-2A	4.070%	6/17/25	134	133
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	4,202	4,200
[1,2]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/27	13,480	13,450
[1,2]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	3,460	3,417
[1,2]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/28	2,610	2,595
[1,2]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/28	3,330	3,333
[1,2]	Master Credit Card Trust II Class A Series 2022-1A	1.660%	7/21/26	6,720	6,572
[1,2,4]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	6.083%	1/21/28	9,950	9,988
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	8,660	8,597
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/28	5,070	5,084
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/27	7,170	7,136
[1,2]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	1,570	1,573
[1,2]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	3,800	3,822
[1]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	1,490	1,490
[1]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	8,960	8,894
[1]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/28	1,060	1,054
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	9,210	9,157
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	8,340	8,417
[1,2]	PFS Financing Corp. Class A Series 2022-C	3.890%	5/15/27	1,850	1,822
[1,2]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	7,430	7,324
[1,2,4]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	6.183%	1/15/28	9,020	9,043
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	3,140	3,118
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	3,960	3,978
[1,2,4]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	6.074%	2/3/53	376	376
[1,2]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	330	330
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	330	330
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	870	868
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	700	702
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	940	938
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	770	772
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	1,130	1,128
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	150	149
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	570	568
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	462	461
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	307	306
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	3,090	3,081
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	2,730	2,729

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	4,740	4,760
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	1,610	1,621
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/28	9,000	8,962
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	8,380	8,409
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	5,240	5,247
[1]	Santander Drive Auto Receivables Trust Class B Series 2024 -1	5.230%	12/15/28	2,030	2,019
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	15,755	15,608
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	4,400	4,354
[1,2]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	6,330	6,401
[1,2]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/26	7,210	7,197
[1,2]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/27	5,070	5,083
[1,2]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/29	3,000	2,995
[1,2]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/28	1,970	1,979
[1,2]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/28	2,900	2,892
[1,2]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	1,975	1,975
[1,2]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	3,440	3,460
[1,2]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/27	4,313	4,305
[1,2]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/29	5,590	5,556
[1]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	7,670	7,535
[1]	Synchrony Card Funding LLC Class A Series 2022-A2	3.860%	7/15/28	17,750	17,443
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	6,020	6,033
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	11,610	11,674
[1,2]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/27	4,390	4,378
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	1,410	1,414
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	1,460	1,473
[1,2]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	3,710	3,714
[1,2]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/29	6,690	6,676
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	14,500	13,959
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	3,140	3,108
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	4,500	4,488
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	7,220	7,173
[1,2]	Toyota Lease Owner Trust Class A2A Series 2023-B	5.730%	4/20/26	7,432	7,437
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-A	4.930%	4/20/26	17,080	17,007
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	5,130	5,148
[1,2]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/27	3,360	3,359
[1,2]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/28	930	929
[1,2,4]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	6.096%	12/26/28	9,010	9,036
[1,2]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	975	979
[1,2]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	9,860	9,876
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	4,820	4,730
[1]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	3,000	3,008
[1]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	13,080	13,025
[1]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/29	1,940	1,939
[1]	Verizon Master Trust Class C Series 2021-2	1.380%	4/20/28	2,290	2,257
[1]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/28	3,870	3,844
[1]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/29	1,220	1,220
[1]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	13,200	13,254
[1]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	7,370	7,362
[1]	Volkswagen Auto Loan Enhanced Trust Class A2A Series 2023-1	5.500%	12/21/26	5,107	5,104
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	165	164
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-D	5.910%	2/16/27	6,818	6,830
[1]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	800	792
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	9,060	9,019
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/27	4,760	4,766
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	374	373
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	2,850	2,833
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	790	787
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,124,401)					1,126,831
Corporate Bonds (63.4%)
Communications (3.1%)
	AT&T Inc.	1.700%	3/25/26	7,206	6,764
	AT&T Inc.	2.950%	7/15/26	1,715	1,636
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	6,214	6,161
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	5,230	5,279
	Discovery Communications LLC	3.450%	3/15/25	1,300	1,277
	Expedia Group Inc.	5.000%	2/15/26	8,742	8,674
	Fox Corp.	3.050%	4/7/25	9,020	8,839
[2]	Netflix Inc.	3.625%	6/15/25	17,485	17,165
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	570	552

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rogers Communications Inc.	2.950%	3/15/25	200	196
	Rogers Communications Inc.	3.625%	12/15/25	7,308	7,108
	Rogers Communications Inc.	2.900%	11/15/26	2,392	2,259
	Sprint LLC	7.625%	2/15/25	18,871	18,986
	Sprint LLC	7.625%	3/1/26	1,460	1,500
	Take-Two Interactive Software Inc.	3.550%	4/14/25	300	295
	Take-Two Interactive Software Inc.	5.000%	3/28/26	862	856
	T-Mobile USA Inc.	3.500%	4/15/25	7,944	7,811
	T-Mobile USA Inc.	2.250%	2/15/26	7,565	7,190
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,510	1,412
	Verizon Communications Inc.	0.850%	11/20/25	6,350	5,971
	Vodafone Group plc	4.125%	5/30/25	1,500	1,482
	Warnermedia Holdings Inc.	3.638%	3/15/25	20,560	20,231
	Warnermedia Holdings Inc.	3.788%	3/15/25	689	679
					132,323
Consumer Discretionary (5.2%)
	American Honda Finance Corp.	4.600%	4/17/25	18,535	18,415
	American Honda Finance Corp.	4.950%	1/9/26	6,770	6,736
	AutoZone Inc.	3.250%	4/15/25	6,850	6,724
[2]	BMW US Capital LLC	5.050%	4/2/26	22,500	22,426
[2]	ERAC USA Finance LLC	3.800%	11/1/25	7,312	7,152
	Ford Motor Credit Co. LLC	5.125%	6/16/25	8,820	8,754
	Ford Motor Credit Co. LLC	4.134%	8/4/25	3,142	3,083
	Ford Motor Credit Co. LLC	3.375%	11/13/25	10,750	10,404
	Ford Motor Credit Co. LLC	4.389%	1/8/26	886	867
	General Motors Co.	6.125%	10/1/25	5,910	5,940
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,040	1,020
	General Motors Financial Co. Inc.	3.800%	4/7/25	4,760	4,688
	General Motors Financial Co. Inc.	6.050%	10/10/25	995	999
	General Motors Financial Co. Inc.	5.400%	4/6/26	14,550	14,519
	General Motors Financial Co. Inc.	1.500%	6/10/26	2,845	2,635
	Home Depot Inc.	5.150%	6/25/26	7,240	7,247
[4]	Home Depot Inc., SOFR + 0.330%	5.704%	12/24/25	6,615	6,622
	Marriott International Inc.	3.750%	10/1/25	3,634	3,557
[2]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	12,195	12,192
[2]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	11,000	10,945
[2]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	3,356	3,152
	Tapestry Inc.	7.050%	11/27/25	10,010	10,179
[5]	Toyota Finance Australia Ltd.	2.930%	3/21/25	4,010	2,634
	Toyota Motor Credit Corp.	5.200%	5/15/26	2,200	2,203
[5]	Volkswagen Financial Services Australia Pty Ltd.	2.400%	8/28/24	4,460	2,962
[2]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	7,865	7,713
[2]	Volkswagen Group of America Finance LLC	3.950%	6/6/25	340	335
[2]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	8,691	8,709
[2]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	7,880	7,432
[2]	Volkswagen Group of America Finance LLC	5.400%	3/20/26	23,945	23,886
					224,130
Consumer Staples (2.8%)
	Altria Group Inc.	2.350%	5/6/25	1,000	972
	Altria Group Inc.	4.400%	2/14/26	6,700	6,592
	Altria Group Inc.	2.625%	9/16/26	11,230	10,582
	BAT Capital Corp.	3.222%	8/15/24	7,156	7,129
	BAT Capital Corp.	2.789%	9/6/24	4,629	4,600
[2]	BAT International Finance plc	3.950%	6/15/25	1,300	1,278
	BAT International Finance plc	1.668%	3/25/26	5,550	5,202
	Campbell Soup Co.	3.950%	3/15/25	3,939	3,889
	Campbell Soup Co.	5.300%	3/20/26	5,442	5,429
	Conagra Brands Inc.	4.600%	11/1/25	175	173
	Constellation Brands Inc.	4.750%	11/15/24	2,300	2,291
	Constellation Brands Inc.	4.400%	11/15/25	677	668
	Dollar General Corp.	4.150%	11/1/25	23,264	22,821
	Haleon UK Capital plc	3.125%	3/24/25	8,690	8,527
	Kraft Heinz Foods Co.	3.000%	6/1/26	633	607
	McCormick & Co. Inc.	0.900%	2/15/26	1,730	1,611
[2]	Mondelez International Holdings Netherlands BV	4.250%	9/15/25	890	877
	Philip Morris International Inc.	5.000%	11/17/25	10,100	10,049
	Philip Morris International Inc.	2.750%	2/25/26	13,116	12,570
	Philip Morris International Inc.	0.875%	5/1/26	5,288	4,885
	Philip Morris International Inc.	4.750%	2/12/27	2,525	2,505

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reynolds American Inc.	4.450%	6/12/25	8,381	8,283
					121,540
Energy (3.5%)
	Boardwalk Pipelines LP	5.950%	6/1/26	1,310	1,317
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,076	5,855
	Enbridge Energy Partners LP	5.875%	10/15/25	9,699	9,722
	Energy Transfer LP	4.050%	3/15/25	835	826
	Energy Transfer LP	2.900%	5/15/25	7,174	6,999
	Energy Transfer LP	4.750%	1/15/26	7,285	7,200
	Energy Transfer LP	3.900%	7/15/26	6,700	6,488
[2]	EQT Corp.	3.125%	5/15/26	1,122	1,072
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	5,707	5,351
	Marathon Petroleum Corp.	4.700%	5/1/25	25,347	25,134
	MPLX LP	4.000%	2/15/25	776	767
	MPLX LP	4.875%	6/1/25	8,723	8,647
	MPLX LP	1.750%	3/1/26	652	613
	Occidental Petroleum Corp.	5.875%	9/1/25	5,221	5,227
	Occidental Petroleum Corp.	5.500%	12/1/25	12,326	12,293
	Occidental Petroleum Corp.	5.550%	3/15/26	1,400	1,398
	ONEOK Inc.	2.200%	9/15/25	11,245	10,801
	Ovintiv Inc.	5.650%	5/15/25	8,085	8,074
	Ovintiv Inc.	5.375%	1/1/26	379	377
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	440	436
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	11,580	11,421
	TransCanada PipeLines Ltd.	4.875%	1/15/26	550	545
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	6,527	6,717
	Western Midstream Operating LP	3.100%	2/1/25	6,479	6,370
	Western Midstream Operating LP	3.950%	6/1/25	450	442
	Williams Cos. Inc.	3.900%	1/15/25	4,160	4,118
	Williams Cos. Inc.	4.000%	9/15/25	650	638
					148,848
Financials (30.0%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	6,407	6,319
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	13,500	12,723
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	2,500	2,454
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	8,926	8,328
	Affiliated Managers Group Inc.	3.500%	8/1/25	24,706	24,160
	Air Lease Corp.	4.250%	9/15/24	4,754	4,738
	Air Lease Corp.	2.300%	2/1/25	976	955
	Air Lease Corp.	3.250%	3/1/25	103	101
	Air Lease Corp.	2.875%	1/15/26	8,198	7,865
	Air Lease Corp.	5.300%	6/25/26	9,000	8,971
	Allstate Corp.	0.750%	12/15/25	2,350	2,197
	Allstate Corp.	3.280%	12/15/26	970	928
	American Express Co.	4.900%	2/13/26	683	679
	American Express Co.	4.990%	5/1/26	22,250	22,117
	American Express Co.	6.338%	10/30/26	6,083	6,142
	American Express Co.	5.645%	4/23/27	22,380	22,465
	Ameriprise Financial Inc.	3.000%	4/2/25	300	294
[2]	Athene Global Funding	5.684%	2/23/26	13,170	13,202
[2]	Athene Global Funding	5.620%	5/8/26	37,680	37,705
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	41,960	41,846
[4,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	6.412%	7/26/29	6,606	4,409
	Banco Santander SA	3.496%	3/24/25	1,350	1,330
	Banco Santander SA	2.746%	5/28/25	2,800	2,727
	Banco Santander SA	5.147%	8/18/25	800	794
	Banco Santander SA	1.849%	3/25/26	4,815	4,514
	Bank of America Corp.	3.950%	4/21/25	5,870	5,785
	Bank of America Corp.	3.366%	1/23/26	5,000	4,932
	Bank of America Corp.	2.015%	2/13/26	9,650	9,429
	Bank of America Corp.	3.384%	4/2/26	4,050	3,978
	Bank of America Corp.	3.500%	4/19/26	2,557	2,480
	Bank of America Corp.	1.319%	6/19/26	13,869	13,296
	Bank of America Corp.	4.827%	7/22/26	3,365	3,332
	Bank of America Corp.	1.197%	10/24/26	2,548	2,404
	Bank of America Corp.	5.080%	1/20/27	657	653
	Bank of America Corp.	3.559%	4/23/27	410	396
	Bank of Montreal	5.920%	9/25/25	34,091	34,255
	Bank of Montreal	5.266%	12/11/26	6,845	6,834

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	5.148%	5/22/26	8,985	8,971
	Bank of New York Mellon Corp.	4.414%	7/24/26	6,764	6,687
	Bank of New York Mellon Corp.	4.947%	4/26/27	1,198	1,191
	Bank of Nova Scotia	1.300%	6/11/25	1,720	1,653
	Bank of Nova Scotia	5.450%	6/12/25	40,000	39,920
	Bank of Nova Scotia	4.750%	2/2/26	2,374	2,350
	Bank of Nova Scotia	1.050%	3/2/26	1,914	1,782
[2]	Banque Federative du Credit Mutuel SA	5.896%	7/13/26	31,008	31,256
	Barclays plc	3.650%	3/16/25	1,575	1,551
[2]	BPCE SA	4.625%	7/11/24	2,925	2,924
[2]	BPCE SA	5.100%	1/26/26	12,500	12,329
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	5,000	4,914
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	29,500	29,413
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	5,025	5,050
	Charles Schwab Corp.	3.450%	2/13/26	3,911	3,796
	Charles Schwab Corp.	0.900%	3/11/26	361	335
	Citibank NA	5.864%	9/29/25	5,940	5,970
	Citibank NA	5.438%	4/30/26	16,870	16,930
	Citigroup Inc.	3.700%	1/12/26	4,280	4,169
	Citigroup Inc.	2.014%	1/25/26	2,550	2,496
	Citigroup Inc.	3.290%	3/17/26	1,500	1,473
	Citigroup Inc.	1.122%	1/28/27	1,482	1,383
	Cooperatieve Rabobank UA	4.850%	1/9/26	14,200	14,120
[2]	Corebridge Global Funding	5.350%	6/24/26	12,870	12,866
	Credit Suisse AG	2.950%	4/9/25	5,200	5,095
	Credit Suisse AG	1.250%	8/7/26	3,846	3,533
[2]	Danske Bank A/S	6.259%	9/22/26	20,030	20,168
	Franklin Resources Inc.	2.850%	3/30/25	480	470
[2]	GA Global Funding Trust	3.850%	4/11/25	1,080	1,063
	Global Payments Inc.	2.650%	2/15/25	5,713	5,599
	Global Payments Inc.	4.800%	4/1/26	2,184	2,157
	Goldman Sachs Bank USA	5.283%	3/18/27	24,870	24,781
	Goldman Sachs Bank USA	5.414%	5/21/27	5,000	4,994
	Goldman Sachs Group Inc.	5.798%	8/10/26	23,235	23,248
	HSBC Holdings plc	2.999%	3/10/26	2,420	2,374
	HSBC Holdings plc	1.645%	4/18/26	12,790	12,378
	HSBC Holdings plc	2.099%	6/4/26	14,965	14,468
	HSBC Holdings plc	4.292%	9/12/26	12,435	12,216
	HSBC Holdings plc	5.887%	8/14/27	649	653
	HSBC Holdings plc	5.597%	5/17/28	5,660	5,682
	HSBC USA Inc.	5.625%	3/17/25	3,690	3,690
	Huntington Bancshares Inc.	4.000%	5/15/25	3,905	3,840
	Huntington National Bank	5.699%	11/18/25	5,062	5,051
	Intercontinental Exchange Inc.	3.650%	5/23/25	24,000	23,607
	Intercontinental Exchange Inc.	3.750%	12/1/25	508	497
	Invesco Finance plc	3.750%	1/15/26	9,600	9,353
	JPMorgan Chase & Co.	1.561%	12/10/25	3,017	2,961
	JPMorgan Chase & Co.	2.595%	2/24/26	4,904	4,806
	JPMorgan Chase & Co.	2.005%	3/13/26	7,465	7,273
	JPMorgan Chase & Co.	2.083%	4/22/26	12,089	11,740
	JPMorgan Chase & Co.	4.080%	4/26/26	12,035	11,875
	JPMorgan Chase & Co.	3.200%	6/15/26	354	341
	JPMorgan Chase & Co.	1.045%	11/19/26	1,565	1,470
	JPMorgan Chase & Co.	3.960%	1/29/27	1,000	977
	JPMorgan Chase & Co.	1.040%	2/4/27	2,695	2,511
	Lloyds Banking Group plc	4.450%	5/8/25	10,000	9,899
	Lloyds Banking Group plc	2.438%	2/5/26	1,000	980
	Lloyds Banking Group plc	3.511%	3/18/26	5,095	5,010
	Lloyds Banking Group plc	4.716%	8/11/26	5,060	5,003
[4,5]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.235%	5/28/30	1,270	860
[2]	Macquarie Group Ltd.	6.207%	11/22/24	18,000	18,025
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	930	913
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,109	1,088
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	10,745	10,511
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	3,990	3,940
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	1,524	1,523
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	7,240	7,238
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	5,785	5,700
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	4,060	4,055
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	5,000	4,603

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	2.226%	5/25/26	3,088	2,993
	Morgan Stanley	3.875%	1/27/26	7,310	7,146
	Morgan Stanley	2.630%	2/18/26	3,400	3,333
	Morgan Stanley	2.188%	4/28/26	8,698	8,451
	Morgan Stanley	3.125%	7/27/26	431	412
	Morgan Stanley	6.138%	10/16/26	4,000	4,027
	Morgan Stanley	0.985%	12/10/26	10,169	9,513
	Morgan Stanley	5.050%	1/28/27	1,039	1,033
	Morgan Stanley	1.593%	5/4/27	10,440	9,731
	Morgan Stanley	1.512%	7/20/27	1,980	1,831
	Morgan Stanley Bank NA	4.754%	4/21/26	4,205	4,168
	Morgan Stanley Bank NA	5.504%	5/26/28	4,470	4,501
	Nasdaq Inc.	5.650%	6/28/25	14,456	14,464
	National Bank of Canada	5.250%	1/17/25	8,460	8,433
[2]	National Securities Clearing Corp.	5.150%	6/26/26	1,960	1,960
[2]	Nationwide Building Society	1.000%	8/28/25	8,000	7,612
	NatWest Group plc	4.800%	4/5/26	1,000	988
[2]	NatWest Markets plc	5.416%	5/17/27	2,850	2,850
[2]	New York Life Global Funding	1.150%	6/9/26	5,461	5,054
	Nomura Holdings Inc.	2.648%	1/16/25	3,610	3,548
	Nomura Holdings Inc.	1.653%	7/14/26	8,100	7,489
[2]	Nordea Bank Abp	4.750%	9/22/25	1,790	1,777
[2]	Nuveen Finance LLC	4.125%	11/1/24	7,265	7,219
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	9,923	9,748
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	3,966	3,736
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	6,064	6,082
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/26	858	796
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	1,710	1,707
	PNC Bank NA	2.950%	2/23/25	625	614
	PNC Bank NA	3.250%	6/1/25	5,214	5,104
	PNC Financial Services Group Inc.	5.671%	10/28/25	16,750	16,736
	PNC Financial Services Group Inc.	5.812%	6/12/26	10,063	10,073
	PNC Financial Services Group Inc.	6.615%	10/20/27	9,000	9,217
	Royal Bank of Canada	5.200%	7/20/26	15,703	15,680
	State Street Corp.	2.354%	11/1/25	6,687	6,607
	State Street Corp.	4.857%	1/26/26	4,727	4,706
	State Street Corp.	2.901%	3/30/26	1,058	1,035
	State Street Corp.	5.104%	5/18/26	38,490	38,331
	State Street Corp.	5.751%	11/4/26	500	502
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	13,921	13,366
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	1,185	1,107
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	2,449	2,449
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	1,975	1,993
[2]	Swedbank AB	5.472%	6/15/26	2,831	2,838
	Toronto-Dominion Bank	1.200%	6/3/26	6,430	5,956
	Toronto-Dominion Bank	5.532%	7/17/26	2,714	2,722
	Truist Bank	1.500%	3/10/25	7,256	7,047
	Truist Financial Corp.	3.700%	6/5/25	12,247	12,030
	Truist Financial Corp.	1.200%	8/5/25	220	210
	UBS AG	5.800%	9/11/25	19,224	19,289
[2]	UBS Group AG	4.125%	9/24/25	4,000	3,923
[2]	UBS Group AG	4.125%	4/15/26	1,630	1,589
	UBS Group AG	4.550%	4/17/26	3,500	3,440
[2]	UBS Group AG	5.711%	1/12/27	478	478
[2]	UBS Group AG	1.305%	2/2/27	15,560	14,502
	US Bancorp	3.950%	11/17/25	15,000	14,717
	US Bancorp	2.375%	7/22/26	2,257	2,130
	US Bancorp	5.727%	10/21/26	30,706	30,768
	Verisk Analytics Inc.	4.000%	6/15/25	1,122	1,103
	Voya Financial Inc.	3.650%	6/15/26	1,240	1,197
	Wells Fargo & Co.	3.550%	9/29/25	5,620	5,487
	Wells Fargo & Co.	2.164%	2/11/26	8,452	8,270
	Wells Fargo & Co.	3.000%	4/22/26	1,000	959
	Wells Fargo & Co.	3.908%	4/25/26	3,000	2,955
	Wells Fargo & Co.	2.188%	4/30/26	10,960	10,643
	Wells Fargo & Co.	4.540%	8/15/26	16,992	16,780
	Wells Fargo & Co.	3.000%	10/23/26	5,048	4,796
	Wells Fargo Bank NA	4.811%	1/15/26	3,500	3,477

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	6.315%	8/27/29	2,600	1,736
					1,294,649
Health Care (3.3%)
	AbbVie Inc.	4.800%	3/15/27	23,465	23,360
	Amgen Inc.	3.125%	5/1/25	2,190	2,147
	Cigna Group	1.250%	3/15/26	2,000	1,868
	CVS Health Corp.	3.875%	7/20/25	9,711	9,536
	CVS Health Corp.	5.000%	2/20/26	3,000	2,977
	CVS Health Corp.	2.875%	6/1/26	16,180	15,413
	Elevance Health Inc.	5.350%	10/15/25	650	649
	Elevance Health Inc.	4.900%	2/8/26	583	578
	Elevance Health Inc.	1.500%	3/15/26	364	342
	GE HealthCare Technologies Inc.	5.600%	11/15/25	25,232	25,254
	HCA Inc.	5.375%	2/1/25	20,735	20,660
	Humana Inc.	3.850%	10/1/24	4,290	4,268
	Pfizer Inc.	2.750%	6/3/26	190	182
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	5,360	5,292
	Quest Diagnostics Inc.	3.500%	3/30/25	15,485	15,231
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	5,175	4,962
	Stryker Corp.	3.375%	11/1/25	608	591
	Zoetis Inc.	4.500%	11/13/25	5,000	4,941
	Zoetis Inc.	5.400%	11/14/25	1,695	1,695
					139,946
Industrials (3.5%)
[2]	BAE Systems Holdings Inc.	3.800%	10/7/24	4,143	4,119
[2]	BAE Systems Holdings Inc.	3.850%	12/15/25	3,000	2,925
	Boeing Co.	4.875%	5/1/25	15,524	15,360
	Boeing Co.	2.750%	2/1/26	1,310	1,244
	Boeing Co.	2.196%	2/4/26	1,470	1,383
[2]	Boeing Co.	6.259%	5/1/27	1,820	1,833
[5]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	7,500	4,951
	Carrier Global Corp.	2.242%	2/15/25	9,668	9,459
	CNH Industrial Capital LLC	5.450%	10/14/25	2,820	2,819
[2]	Daimler Truck Finance North America LLC	3.500%	4/7/25	334	328
[2]	Daimler Truck Finance North America LLC	5.600%	8/8/25	11,745	11,758
[2]	Daimler Truck Finance North America LLC	5.150%	1/16/26	3,848	3,828
[2]	Daimler Truck Finance North America LLC	5.000%	1/15/27	5,075	5,038
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,143	5,976
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	9,140	8,993
	Ingersoll Rand Inc.	5.197%	6/15/27	9,420	9,444
	Johnson Controls International plc	3.900%	2/14/26	1,940	1,892
	L3Harris Technologies Inc.	3.832%	4/27/25	279	275
[5]	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	8,360	5,469
	Northrop Grumman Corp.	3.200%	2/1/27	5,320	5,076
	Otis Worldwide Corp.	2.056%	4/5/25	381	371
[5]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,320	876
	Parker-Hannifin Corp.	3.250%	3/1/27	500	477
	Republic Services Inc.	0.875%	11/15/25	10,718	10,077
	RTX Corp.	3.950%	8/16/25	1,320	1,298
	RTX Corp.	2.650%	11/1/26	3,030	2,860
	Ryder System Inc.	4.625%	6/1/25	9,731	9,634
	Ryder System Inc.	3.350%	9/1/25	3,899	3,800
	Southwest Airlines Co.	5.250%	5/4/25	20,699	20,606
					152,169
Materials (1.9%)
	DuPont de Nemours Inc.	4.493%	11/15/25	12,048	11,886
	Eastman Chemical Co.	3.800%	3/15/25	3,105	3,064
	Ecolab Inc.	2.700%	11/1/26	8,250	7,812
	Freeport-McMoRan Inc.	4.550%	11/14/24	4,935	4,908
[2]	Georgia-Pacific LLC	1.750%	9/30/25	2,610	2,497
[2]	Georgia-Pacific LLC	0.950%	5/15/26	2,642	2,447
[2]	Glencore Funding LLC	4.000%	4/16/25	4,546	4,483
[2]	Glencore Funding LLC	1.625%	9/1/25	6,265	5,977
[2]	Newmont Corp./Newcrest Finance Pty. Ltd.	5.300%	3/15/26	8,920	8,915
	Nutrien Ltd.	5.950%	11/7/25	23,268	23,402
	Nutrien Ltd.	4.000%	12/15/26	2,659	2,572
	Packaging Corp. of America	3.650%	9/15/24	1,160	1,154

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Copper Corp.	3.875%	4/23/25	2,170	2,136
					81,253
Real Estate (3.6%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	1,000	984
	American Tower Corp.	2.950%	1/15/25	8,758	8,621
	American Tower Corp.	2.400%	3/15/25	400	390
	American Tower Corp.	4.000%	6/1/25	16,593	16,333
	American Tower Corp.	1.300%	9/15/25	4,821	4,583
	AvalonBay Communities Inc.	2.950%	5/11/26	200	192
	AvalonBay Communities Inc.	2.900%	10/15/26	3,720	3,532
	Boston Properties LP	3.650%	2/1/26	6,036	5,825
	Brixmor Operating Partnership LP	3.850%	2/1/25	6,010	5,943
	Crown Castle Inc.	4.450%	2/15/26	3,522	3,460
	Crown Castle Inc.	3.700%	6/15/26	2,760	2,668
	CubeSmart LP	4.000%	11/15/25	665	650
	Equinix Inc.	1.250%	7/15/25	1,151	1,100
	Equinix Inc.	1.000%	9/15/25	750	710
	ERP Operating LP	3.375%	6/1/25	19,420	19,037
	Essex Portfolio LP	3.500%	4/1/25	11,460	11,266
	Extra Space Storage LP	3.500%	7/1/26	3,764	3,620
[5]	General Property Trust	3.673%	9/19/24	580	386
	Healthpeak OP LLC	3.400%	2/1/25	3,790	3,731
	Healthpeak OP LLC	4.000%	6/1/25	5,870	5,776
	Mid-America Apartments LP	4.000%	11/15/25	6,070	5,947
	NNN REIT Inc.	4.000%	11/15/25	10,698	10,477
	Omega Healthcare Investors Inc.	4.500%	1/15/25	870	863
	Realty Income Corp.	3.875%	4/15/25	5,271	5,201
	Realty Income Corp.	4.625%	11/1/25	9,320	9,210
	Simon Property Group LP	3.375%	10/1/24	8,273	8,219
	Simon Property Group LP	3.300%	1/15/26	1,620	1,570
	Ventas Realty LP	2.650%	1/15/25	3,585	3,520
	Ventas Realty LP	4.125%	1/15/26	1,400	1,369
	Welltower OP LLC	4.000%	6/1/25	11,738	11,548
	Welltower OP LLC	4.250%	4/1/26	425	416
					157,147
Technology (2.3%)
	Broadcom Inc.	3.625%	10/15/24	4,180	4,152
	Broadcom Inc.	3.150%	11/15/25	340	329
	Equifax Inc.	2.600%	12/15/25	6,431	6,162
	Fidelity National Information Services Inc.	1.150%	3/1/26	3,577	3,335
	Global Payments Inc.	1.200%	3/1/26	200	186
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	13,252	13,247
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	337	334
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	7,581	7,113
	HP Inc.	2.200%	6/17/25	26,394	25,525
	NXP BV / NXP Funding LLC	5.350%	3/1/26	2,922	2,916
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	7,695	7,473
	Oracle Corp.	2.500%	4/1/25	15,989	15,617
	Oracle Corp.	2.950%	5/15/25	1,250	1,222
	Oracle Corp.	5.800%	11/10/25	833	837
	Oracle Corp.	1.650%	3/25/26	300	281
	Oracle Corp.	2.650%	7/15/26	9,388	8,897
					97,626
Utilities (4.2%)
	American Electric Power Co. Inc.	5.699%	8/15/25	10,000	10,005
	Appalachian Power Co.	3.400%	6/1/25	6,129	6,003
[5]	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	11,300	7,502
[4,5]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	4.740%	7/1/24	4,500	3,002
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,814	1,794
	CenterPoint Energy Inc.	2.500%	9/1/24	3,089	3,070
	Constellation Energy Generation LLC	3.250%	6/1/25	7,555	7,383
[5]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	4,850	3,191
	Duke Energy Corp.	0.900%	9/15/25	3,887	3,680
	Duke Energy Corp.	2.650%	9/1/26	13,035	12,327
[5]	Energy Partnership Gas Pty Ltd.	3.642%	12/11/24	7,020	4,649
	Eversource Energy	0.800%	8/15/25	1,258	1,192
	Exelon Corp.	3.950%	6/15/25	1,118	1,100
	FirstEnergy Corp.	1.600%	1/15/26	5,850	5,511
[5]	Network Finance Co. Pty Ltd.	3.500%	12/6/24	8,380	5,551

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	4,370	4,380
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	16,460	16,363
	NiSource Inc.	0.950%	8/15/25	27,150	25,791
	PPL Capital Funding Inc.	3.100%	5/15/26	2,788	2,675
	Public Service Enterprise Group Inc.	0.800%	8/15/25	4,865	4,620
	San Diego Gas & Electric Co.	2.500%	5/15/26	8,580	8,175
	Sempra	5.400%	8/1/26	7,901	7,896
	Sierra Pacific Power Co.	2.600%	5/1/26	2,713	2,587
	Southern Co.	5.150%	10/6/25	15,535	15,467
[5]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	4,230	2,811
[4,5]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.835%	8/23/24	3,100	2,067
	Virginia Electric and Power Co.	3.150%	1/15/26	4,060	3,931
[1]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	3,540	3,528
	WEC Energy Group Inc.	5.000%	9/27/25	1,300	1,291
	WEC Energy Group Inc.	4.750%	1/9/26	2,793	2,764
	WEC Energy Group Inc.	5.600%	9/12/26	990	994
					181,300
Total Corporate Bonds (Cost $2,730,796)					2,730,931
Sovereign Bonds (1.8%)
[2]	CDP Financial Inc.	0.875%	6/10/25	27,500	26,407
	CDP Financial Inc.	0.875%	6/10/25	1,500	1,439
	Dominican Republic	5.500%	1/27/25	496	497
	Dominican Republic	6.875%	1/29/26	1,900	1,926
[2]	Ontario Teachers' Finance Trust	1.375%	4/15/25	7,004	6,790
	Republic of Peru	7.350%	7/21/25	2,195	2,237
	Republic of Peru	2.392%	1/23/26	7,535	7,179
	Socialist Republic of Vietnam	4.800%	11/19/24	8,110	8,061
	Sultanate of Oman	4.875%	2/1/25	3,120	3,094
	United Mexican States	3.900%	4/27/25	5,484	5,484
	United Mexican States	4.125%	1/21/26	15,039	14,723
Total Sovereign Bonds (Cost $77,746)					77,837
				Shares
Temporary Cash Investments (7.6%)
Money Market Fund (0.7%)
[6]	Vanguard Market Liquidity Fund	5.380%		290,500	29,047
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (6.9%)
[7]	United States Treasury Bill	5.157%–5.226%	5/15/25	265,000	253,506

Ultra-Short Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Bill	5.149%	6/12/25	45,000	42,896
				296,402
Total Temporary Cash Investments (Cost $325,443)				325,449
Total Investments (98.9%) (Cost $4,258,386)				4,261,048
Other Assets and Liabilities—Net (1.1%)				48,921
Net Assets (100%)				4,309,969
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $1,023,992,000, representing 23.8% of net assets.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Face amount denominated in Australian dollars.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Securities with a value of $3,321,000 have been segregated as initial margin for open futures contracts.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2024	(1,407)	(287,336)	(470)
5-Year U.S. Treasury Note	September 2024	(665)	(70,874)	(503)
				(973)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Canadian Imperial Bank of Commerce	7/18/24	AUD	14,614	USD	9,719	35	—
Toronto-Dominion Bank	7/18/24	AUD	7,300	USD	4,874	—	(2)
JPMorgan Chase Bank, N.A.	7/18/24	AUD	2,422	USD	1,610	6	—
Citibank, N.A.	7/18/24	AUD	128	USD	84	1	—
BNP Paribas	7/18/24	USD	64,788	AUD	96,855	145	—
Royal Bank of Canada	7/18/24	USD	2,334	AUD	3,509	—	(8)
JPMorgan Chase Bank, N.A.	7/18/24	USD	2,686	EUR	2,463	45	—
						232	(10)
AUD—Australian dollar.
EUR—euro.
USD—U.S. dollar.
At June 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $322,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,229,339)	4,232,001
Affiliated Issuers (Cost $29,047)	29,047
Total Investments in Securities	4,261,048
Investment in Vanguard	123
Cash	4
Foreign Currency, at Value (Cost $9,549)	9,462
Receivables for Investment Securities Sold	8,928
Receivables for Accrued Income	30,392
Receivables for Capital Shares Issued	1
Variation Margin Receivable—Futures Contracts	170
Unrealized Appreciation—Forward Currency Contracts	232
Total Assets	4,310,360
Liabilities
Payables for Investment Securities Purchased	203
Payables to Vanguard	178
Unrealized Depreciation—Forward Currency Contracts	10
Total Liabilities	391
Net Assets	4,309,969
At June 30, 2024, net assets consisted of:

Paid-in Capital	4,320,164
Total Distributable Earnings (Loss)	(10,195)
Net Assets	4,309,969

Net Assets
Applicable to 87,050,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,309,969
Net Asset Value Per Share	$49.51

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest[1]	112,216
Total Income	112,216
Expenses
The Vanguard Group—Note B
Investment Advisory Services	262
Management and Administrative	1,696
Marketing and Distribution	106
Custodian Fees	30
Shareholders’ Reports	37
Trustees’ Fees and Expenses	1
Total Expenses	2,132
Expenses Paid Indirectly	(26)
Net Expenses	2,106
Net Investment Income	110,110
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(1,904)
Futures Contracts	6,357
Forward Currency Contracts	3,645
Foreign Currencies	58
Realized Net Gain (Loss)	8,156
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(17,103)
Futures Contracts	42
Forward Currency Contracts	812
Foreign Currencies	(97)
Change in Unrealized Appreciation (Depreciation)	(16,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	101,920
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,005,000, ($2,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $138,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	110,110	168,377
Realized Net Gain (Loss)	8,156	(11,617)
Change in Unrealized Appreciation (Depreciation)	(16,346)	47,022
Net Increase (Decrease) in Net Assets Resulting from Operations	101,920	203,782
Distributions
Total Distributions	(93,074)	(168,929)
Capital Share Transactions
Issued	896,976	2,118,067
Issued in Lieu of Cash Distributions	—	—
Redeemed	(689,284)	(1,324,762)
Net Increase (Decrease) from Capital Share Transactions	207,692	793,305
Total Increase (Decrease)	216,538	828,158
Net Assets
Beginning of Period	4,093,431	3,265,273
End of Period	4,309,969	4,093,431

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	April 05 2021[1] to December 31,	Year Ended December 31,
		2023	2022	2021
Net Asset Value, Beginning of Period	$49.41	$48.95	$49.93	$50.00
Investment Operations
Net Investment Income[2]	1.286	2.237	.827	.138
Net Realized and Unrealized Gain (Loss) on Investments	(.098)	.425	(1.044)	(.077)
Total from Investment Operations	1.188	2.662	(.217)	.061
Distributions
Dividends from Net Investment Income	(1.088)	(2.202)	(.763)	(.123)
Distributions from Realized Capital Gains	—	—	—	(.008)
Total Distributions	(1.088)	(2.202)	(.763)	(.131)
Net Asset Value, End of Period	$49.51	$49.41	$48.95	$49.93
Total Return	2.43%	5.56%	-0.43%	0.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,310	$4,093	$3,265	$2,040
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	5.23%	4.55%	1.68%	0.37%[4]
Portfolio Turnover Rate[5]	35%	73%	73%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Notes to Financial Statements
Vanguard Ultra-Short Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented 0% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Ultra-Short Bond ETF
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $123,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $26,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,126,831	—	1,126,831
Corporate Bonds	—	2,730,931	—	2,730,931
Sovereign Bonds	—	77,837	—	77,837
Temporary Cash Investments	29,047	296,402	—	325,449
Total	29,047	4,232,001	—	4,261,048
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	232	—	232
Liabilities
Futures Contracts[1]	973	—	—	973
Forward Currency Contracts	—	10	—	10
Total	973	10	—	983
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Ultra-Short Bond ETF
E.	At June 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	232	232
Total Assets	—	232	232

Unrealized Depreciation—Futures Contracts	973	—	973
Unrealized Depreciation—Forward Currency Contracts	—	10	10
Total Liabilities	973	10	983
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	6,357	—	6,357
Forward Currency Contracts	—	3,645	3,645
Realized Net Gain (Loss) on Derivatives	6,357	3,645	10,002
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	42	—	42
Forward Currency Contracts	—	812	812
Change in Unrealized Appreciation (Depreciation) on Derivatives	42	812	854
F.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,262,462
Gross Unrealized Appreciation	4,541
Gross Unrealized Depreciation	(6,706)
Net Unrealized Appreciation (Depreciation)	(2,165)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $36,129,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended June 30, 2024, the fund purchased $1,379,791,000 of investment securities and sold $1,261,150,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $29,929,000 and $4,002,000, respectively. In addition, the fund purchased and sold investment securities of $498,895,000 and $274,195,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	Shares (000)	Shares (000)
Issued	18,150	43,100
Issued in Lieu of Cash Distributions	—	—
Redeemed	(13,950)	(26,950)
Net Increase (Decrease) in Shares Outstanding	4,200	16,150
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Ultra-Short Bond ETF
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder was a record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q9312 082024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of Vanguard Ultra-Short Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2021, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 21, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.